Property and equipment (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, cost	R$ 14,035	R$ 14,049
Property and equipment, net	6,577	6,844	R$ 16,344
Property and equipment, accumulated depreciation	(7,458)	(7,205)
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	6,164	5,842
Property and equipment, net	3,101	3,015
Property and equipment, accumulated depreciation	(3,063)	(2,827)
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	232	422
Property and equipment, net	232	422	3,125
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	683	812
Property and equipment, net	361	445	4,008
Property and equipment, accumulated depreciation	(322)	(367)
Buildings [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	6,164	5,805
Property and equipment, net	3,101	3,015
Property and equipment, accumulated depreciation	(3,063)	(2,790)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	2,962	3,032
Property and equipment, net	1,406	1,454	1,809
Property and equipment, accumulated depreciation	(1,556)	(1,578)
Machinery [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	2,470	2,403
Property and equipment, net	917	905	1,616
Property and equipment, accumulated depreciation	(1,553)	(1,498)
Facilities [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	371	382
Property and equipment, net	103	117	197
Property and equipment, accumulated depreciation	(268)	(265)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	927	915
Property and equipment, net	328	338	614
Property and equipment, accumulated depreciation	(599)	(577)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	69	116
Property and equipment, net	69	116	171
Other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	157	125
Property and equipment, net	60	32	33
Property and equipment, accumulated depreciation	(97)	(93)
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost	7,871	8,207
Property and equipment, net	3,476	3,829	R$ 11,573
Property and equipment, accumulated depreciation	R$ (4,395)	(4,378)
Equipments [Member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost		37
Property and equipment, accumulated depreciation		R$ (37)